As filed with the Securities and Exchange Commission on September 29, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21421

            NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
            --------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
            Neuberger Berman Real Estate Securities Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                                  K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc.
---------------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                             MARKET VALUE(+)      NUMBER OF SHARES                             MARKET VALUE(+)
                                            ($000'S OMITTED)                                                  ($000'S OMITTED)
COMMON STOCKS (132.0%)                                                  16,800  Mack-Cali Realty                    645
APARTMENTS (16.8%)                                                                                              -------
     527,900  American Campus Communities      15,457(E)                                                         78,087
     838,528  Apartment Investment &                              OFFICE - INDUSTRIAL (3.4%)
                Management                     28,652                  662,600  Duke Realty                      16,386(E)
     749,726  Camden Property Trust            36,871(E)               170,049  Liberty Property Trust            6,190(E)
     131,000  Colonial Properties Trust         2,615(E)                                                        -------
     342,618  Home Properties                  18,851(E)                                                         22,576
     172,400  Mid-America Apartment
                Communities                     9,908             REGIONAL MALLS (7.7%)
                                              -------                  192,200  CBL & Associates Properties       3,733(E)
                                              112,354                  155,900  General Growth Properties         4,273(E)
                                                                     1,193,200  Glimcher Realty Trust            11,109(E)
COMMERCIAL PRODUCTS & SERVICES (7.2%)                                  140,800  Macerich Co.                      7,790(E)
     867,350  Capital Trust                    13,374(E)               436,500  placeStatePennsylvania REIT       8,040(E)
   1,760,800  Crystal River Capital             5,159                  181,876  Simon Property Group             16,847(E)
     978,500  Gramercy Capital                  6,615                                                           ----------
   2,706,900  NorthStar Realty Finance         22,684(E)                                                         51,792
                                              -------
                                               47,832             RESIDENTIAL MORTGAGE (1.8%)
COMMUNITY CENTERS (9.7%)                                               795,000  Annaly Capital Management        11,981
     499,814  Regency Centers                  29,739(E)
     941,800  Tanger Factory Outlet Centers    35,167(E)          SELF STORAGE (6.4%)
                                              -------                  859,665  Extra Space Storage              12,181(E)
                                               64,906                  119,700  Public Storage, Depositary
                                                                                  Shares                          3,004
                                                                       659,400  Sovran Self Storage              27,570(E)
DIVERSIFIED (7.1%)                                                                                              -------
     712,600  iStar Financial                   5,850(E)                                                         42,755
   1,005,240  Macquarie Infrastructure         22,538(E)
     167,100  Vornado Realty Trust             15,886(E)          SHOPPING CENTERS (1.0%)
     100,000  Washington Real Estate                                   352,700  Equity One                        6,811(E)
                Investment Trust                3,426(E)
                                              -------             SPECIALTY (0.7%)
                                               47,700                  100,000  Plum Creek Timber Company         4,872(E)

HEALTH CARE (37.8%)                                               TOTAL COMMON STOCKS                           883,192
   1,042,800  HCP, Inc.                        37,614(E)          (COST $820,326)
     647,700  Health Care REIT                 32,301(E)
   1,787,600  Nationwide Health Properties     66,338(E)          PREFERRED STOCKS (35.3%)
   2,620,400  OMEGA Healthcare Investors       45,254
   1,598,952  Ventas, Inc.                     71,729(E)          APARTMENTS (4.1%)
                                              -------                  138,000  Apartment Investment &
                                              253,236                             Management, Ser. T              3,095
                                                                       190,000  Apartment Investment &
HOTELS, RESTAURANTS & LEISURE (1.8%)                                              Management, Ser. U              4,228
   1,309,200  DiamondRock Hospitality          12,071(E)               200,000  Associated Estates Realty,
                                                                                  Ser. B                          4,330(E)
INDUSTRIAL (17.5%)                                                     377,800  Mid-America Apartment
   5,315,543  DCT Industrial Trust             45,022                             Communities, Ser. H             8,984
   1,058,529  EastGroup Properties             49,116                  151,300  Post Properties, Ser. A           6,506
     914,200  First Industrial Realty Trust    22,663(E)                                                        -------
                                              -------                                                            27,143
                                              116,801
                                                                  COMMERCIAL PRODUCTS & SERVICES (1.9%)
LODGING (1.4%)                                                         156,000  Anthracite Capital, Ser. C        2,215(E)
     214,000  Hospitality Properties Trust      4,558(E)               200,000  Anthracite Capital, Ser. D        2,280(E)
     214,000  LaSalle Hotel Properties          4,860                  620,000  NorthStar Realty Finance,
                                              -------                             Ser. B                          8,147
                                                9,418                                                           -------
                                                                                                                 12,642
OFFICE (11.7%)
     508,400  BioMed Realty Trust              13,117             COMMUNITY CENTERS (1.6%)
     645,157  Brandywine Realty Trust          10,355(E)                60,000  Cedar Shopping Centers, Ser. A    1,356
     759,334  Highwoods Properties             27,716(E)                66,000  Developers Diversified Realty,
   1,787,500  HRPT Properties Trust            12,530(E)                          Ser. I                          1,346(OO)
     299,600  Kilroy Realty                    13,724(E)               155,500  Saul Centers, Ser. A              3,771(E)
                                                                       225,000  Tanger Factory Outlet Centers,
                                                                                  Ser. C                          4,523(E)
                                                                                                                -------
                                                                                                                 10,996

See Notes to Schedule of Investments


SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc. cont'd
----------------------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                             MARKET VALUE(+)      NUMBER OF SHARES                             MARKET VALUE(+)
                                            ($000'S OMITTED)                                                  ($000'S OMITTED)
DIVERSIFIED (3.8%)
     160,000  Cousins Properties, Ser. B        3,054                  151,300  Taubman Centers, Ser. G           3,357
     200,000  iStar Financial, Ser. E           2,538(E)               241,600  Taubman Centers, Ser. H           5,146
     200,000  iStar Financial, Ser. G           2,394                                                           -------
     600,000  iStar Financial, Ser. I           6,840                                                            17,547
     580,000  Lexington Corp. Properties
                Trust, Ser. B                  10,353             TOTAL PREFERRED STOCKS                        236,023
                                              -------             (COST $332,009)
                                               25,179
                                                                  SHORT-TERM INVESTMENTS (38.7%)

FINANCIAL SERVICES (0.4%)                                           11,719,572  Neuberger Berman Prime Money
     285,200  Newcastle Investment, Ser. D      2,675                             Fund Trust Class               11,720(OO)(@)
                                                                   247,537,972  Neuberger Berman Securities
HEALTH CARE (6.1%)                                                                Lending Quality Fund, LLC     247,538(++)
     685,000  Health Care REIT, Ser. D         15,919(E)
     476,000  LTC Properties, Ser. F           11,067(E)          TOTAL SHORT-TERM INVESTMENTS                  259,258
     600,000  OMEGA Healthcare Investors,                         (COST $259,258)
                Ser. D                         13,860
                                              -------             TOTAL INVESTMENTS (206.0%)                  1,378,473(##)
                                               40,846             (COST $1,411,593)

HOTELS, RESTAURANTS & LEISURE (0.3%)                              Liabilities, less cash, receivables and
     260,800  Eagle Hospitality                 2,005                other assets [(35.3%)]                    (236,217)(@@)
                                                                  Liquidation Value of Auction Market
LODGING (5.9%)                                                       Preferred Shares [(70.7%)]                (473,000)
     170,000  Ashford Hospitality Trust,
                Ser. D                          2,550             TOTAL NET ASSETS APPLICABLE TO COMMON
     327,700  Felcor Lodging Trust, Ser. C      4,948                SHAREHOLDERS (100.0%)                  $   669,256
     162,800  Hersha Hospitality Trust,
                Ser. A                          2,786
      81,700  Hospitality Properties
                Trust, Ser. B                   1,738
      74,000  Host Hotels & Resorts, Ser. E     1,794
     680,000  Innkeepers USA Trust, Ser. C      6,800
     140,000  LaSalle Hotel Properties,
                Ser. D                          2,485(E)
     246,000  LaSalle Hotel Properties, Ser. E  4,735
      90,000  Strategic Hotels & Resorts,
                Ser. A                          1,342(n)
     119,000  Strategic Hotels & Resorts,
                Ser. B                          1,796
     411,500  Strategic Hotels & Resorts,
                Ser. C                          5,992
     135,000  Sunstone Hotel Investors, Ser. A  2,263
                                              -------
                                               39,229

MANUFACTURED HOMES (1.8%)
      80,000  American Land Lease, Ser. A       1,519
     600,000  Hilltop Holdings, Ser. A         10,656
                                              -------
                                               12,175

OFFICE (5.8%)
     100,000  Brandywine Realty Trust, Ser. C   2,051
      80,000  Brandywine Realty Trust, Ser. D   1,584
      90,000  Corporate Office Properties
                Trust, Ser. H                   1,820(E)
       6,000  Highwoods Properties, Ser. A      6,602
      29,167  HRPT Properties Trust, Ser. B       682
     830,000  Maguire Properties, Ser. A       10,790
     480,000  Parkway Properties, Ser. D       11,851(E)
     100,000  SL Green Realty, Ser. C           2,133(E)
      73,200  SL Green Realty, Ser. D           1,647
                                              -------
                                               39,160

OFFICE - INDUSTRIAL (1.0%)
     140,000     Digital Realty Trust, Ser. A   3,150
     122,200  Digital Realty Trust, Ser. B      2,542
      32,000  PS Business Parks, Ser. K           734
                                              -------
                                                6,426

REGIONAL MALLS (2.6%)
      98,000  Glimcher Realty Trust, Ser. F     1,441
     533,500  Glimcher Realty Trust, Ser. G     7,603



See Notes to Schedule of Investments

                                                       JULY 31, 2008 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At July 31, 2008, the cost of investments for U.S. federal income tax purposes was $1,411,791,000. Gross unrealized appreciation of investments was $241,344,000 and gross unrealized depreciation of investments was $274,662,000, resulting in net unrealized depreciation of $33,318,000 based on cost for U.S. federal income tax purposes.

(++) Managed by an affiliate of Neuberger Berman Management LLC and could be deemed an affiliate of the Fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management LLC and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)     All or a portion of this security is on loan.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At July 31, 2008, these securities amounted to approximately $1,342,000 or 0.2% of net assets applicable to common shareholders.

(OO) All or a portion of this security is segregated in connection with obligations for interest rate swap contracts and/or security lending.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

(@@) At July 31, 2008, the Fund had outstanding interest rate swap contracts as follows:

                                                              RATE TYPE
                                                           ---------------

                                                   FIXED-RATE  VARIABLE-RATE     ACCRUED NET
                                                     PAYMENTS       PAYMENTS        INTEREST          UNREALIZED
SWAP               NOTIONAL                       MADE BY THE    RECEIVED BY      RECEIVABLE        APPRECIATION        TOTAL FAIR
COUNTER PARTY        AMOUNT    TERMINATION DATE          FUND       THE FUND       (PAYABLE)       (DEPRECIATION)            VALUE
Citibank, N.A.  $75,000,000        July 2, 2012       5.440%       2.463%(1)      $(186,094)         $(4,539,327)     $(4,725,421)

Merrill Lynch    85,000,000   February 23, 2009       3.387%       2,461%(2)        (19,685)            (376,071)        (395,756)
                                                                                  ----------         ------------     ------------
                                                                                  $(205,779)         $(4,915,398)     $(5,121,177)


   (1) 30 day LIBOR (London Interbank Offered Rate) at June 30, 2008.

   (2) 30 day LIBOR (London Interbank Offered Rate) at July 21, 2008.



For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     On September 15, 2008 Lehman Brothers Holdings Inc., a publicly owned holding company which wholly owns Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC, filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code.

     On September 29, 2008 it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC agreed to acquire, subject to certain approvals including the Lehman Brothers Holdings Inc. bankruptcy court approval, Neuberger Berman and the fixed income and certain alternative asset management businesses of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman Brothers Holdings Inc.

     In the meantime, Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC will continue to operate in the ordinary course of business as the investment manager/sub-adviser of the Neuberger Berman/Lehman Brothers Funds.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 29, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 29, 2008


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 29, 2008